Inventory (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Raw materials	$ 736	$ 7,269	$ 186
Finished goods	8,287	3,224	10,765
Inventory	$ 9,023	$ 10,493	$ 10,951